Document and Entity Information	12 Months Ended
Dec. 31, 2017 shares
Document And Entity Information [Abstract]
Document type	40-F
Document period end date	Dec. 31, 2017
Amendment flag	false
Registrant name	Kirkland Lake Gold Ltd.
Central index key	0001713443
Current reporting status	Yes
Current fiscal year end date	--12-31
Document fiscal year focus	2017
Document fiscal period focus	FY
Entity common stock shares outstanding	210,944,884